UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05639

Pacholder High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

8044 Montgomery Road, Suite 555, Cincinnati, OH 45236
(Address of principal executive offices) (Zip code)

Pacholder High Yield Fund, Inc., 8044 Montgomery Road, Suite 555, Cincinnati, OH 45236
(Name and address of agent for service)

Registrant's telephone number, including area code:	1-800-480-4111

Date of fiscal year end:	June 30

Date of reporting period:	July 1, 2007 through June 30, 2008

Item 1. Proxy Voting Record.

********* FORM N-Px REPORT *********

ICA File Number: 811-05639

Reporting Period: 07/01/2007 - 06/30/2008

Pacholder High Yield Fund, Inc.

=============== PACHOLDER HIGH YIELD FUND, INC. ================

CALPINE GENERATING CO LLC

Ticker: - -	Security ID: 13135BAG1
Meeting Date: NOV 30, 2007	Meeting Type: Written Consent
Record Date: SEP 27, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	THE PLAN	None	For	Management
2	THE RELEASE PROVISIONS	None	For	Management

DELTA AIR LINES, INC.

Ticker: DAL	Security ID: 247361702
Meeting Date: JUN 3, 2008	Meeting Type: Annual
Record Date: APR 18, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Elect Director Richard H. Anderson	For	For	Management
2	Elect Director John S. Brinzo	For	For	Management
3	Elect Director Daniel A. Carp	For	For	Management
4	Elect Director Eugene I. Davis	For	For	Management
5	Elect Director Richard Karl Goeltz	For	For	Management
6	Elect Director David R. Goode	For	For	Management
7	Elect Director Victor L. Lund	For	For	Management
8	Elect Director Walter E. Massey	For	For	Management
9	Elect Director Paula Rosput Reynolds	For	For	Management
10	Elect Director Kenneth C. Rogers	For	For	Management
11	Elect Director Kenneth B. Woodrow	For	For	Management
12	Ratify Auditors	For	For	Management

MIRANT CORP

Ticker: MIR.XA	Security ID: 60467R100
Meeting Date: MAY 7, 2008	Meeting Type: Annual
Record Date: MAR 10, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas W. Cason	For	For	Management
1.2	Elect Director A.D. (Pete) Correll	For	For	Management
1.3	Elect Director Terry G. Dallas	For	For	Management
1.4	Elect Director Thomas H. Johnson	For	For	Management
1.5	Elect Director John T. Miller	For	For	Management
1.6	Elect Director Edward R. Muller	For	For	Management
1.7	Elect Director Robert C. Murray	For	For	Management
1.8	Elect Director John M. Quain	For	For	Management
1.9	Elect Director William L. Thacker	For	For	Management
2	Ratify Auditors	For	For	Management

OGLEBAY NORTON CO.

Ticker: OGBY	Security ID: 677007205
Meeting Date: NOV 9, 2007	Meeting Type: Special
Record Date: OCT 17, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1	Approve Merger Agreement	For	For	Management

OGLEBAY NORTON CO.

Ticker: OGBY	Security ID: 677007205
Meeting Date: NOV 13, 2007	Meeting Type: Annual
Record Date: OCT 15, 2007

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Thomas O. Boucher, Jr.	For	For	Management
1.2	Elect Director Stuart F. Feiner	For	For	Management
1.3	Elect Director Laurence V. Goddard	For	For	Management
1.4	Elect Director Robert H. Kanner	For	For	Management
1.5	Elect Director Michael D. Lundin	For	For	Management
1.6	Elect Director Jeffrey G. Marshall	For	For	Management
1.7	Elect Director John P. O'Brien	For	For	Management
2	Ratify Auditors	For	For	Management

TIME WARNER CABLE INC.

Ticker: TWC	Security ID: 88732J108
Meeting Date: MAY 29, 2008	Meeting Type: Annual
Record Date: APR 2, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director David C. Chang	For	For	Management
1.2	Elect Director James E. Copeland, Jr.	For	For	Management
2	Ratify Auditors	For	For	Management

XO HOLDINGS, INC.

Ticker: XOHO	Security ID: 98417K106
Meeting Date: JUN 24, 2008	Meeting Type: Annual
Record Date: APR 28, 2008

#	Proposal	Mgt Rec	Vote Cast	Sponsor
1.1	Elect Director Carl C. Icahn	For	Withhold	Management
1.2	Elect Director Carl J. Grivner	For	Withhold	Management
1.3	Elect Director Peter K. Shea	For	Withhold	Management
1.4	Elect Director Adam Dell	For	For	Management
1.5	Elect Director Fredrik C. Gradin	For	For	Management
1.6	Elect Director Vincent J. Intrieri	For	Withhold	Management
1.7	Elect Director Robert L. Knauss	For	For	Management
1.8	Elect Director Keith Meister	For	Withhold	Management

========== END NPX REPORT ==========

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacholder High Yield Fund, Inc.

By (Signature and Title)	/s/ Gary J. Madich

  Gary J. Madich, President

Date	August 26, 2008

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the principal executive officer on behalf of the registrant and on the date indicated.

By (Signature and Title)*	/s/ Gary J. Madich

  Gary J. Madich, President

Date	August 26, 2008

* Print the name and title of each signing officer under his or her signature.